Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Net loss carry forwards	$ 197,585	$ 189,627
Intangible assets	5,655	6,502
Property, plant and equipment	12,799	13,046
Warranty liability	3,251	3,290
Foreign tax credits	620	5,241
Inventory	4,223	4,668
Research and development	5,961	5,795
Other	11,135	13,190
Total gross deferred income tax assets	241,229	241,359
Valuation allowance	(239,565)	(239,511)
Total deferred income tax assets	1,664	1,848
Deferred income tax liabilities:
Intangible assets	(2,456)	(4,062)
Property, plant and equipment	(106)	(231)
Other	(1,667)	(323)
Total deferred income tax liabilities	(4,229)	(4,616)
Total net deferred income tax liabilities	(2,565)	(2,768)
Allocated as follows:
Total net deferred income tax liabilities	$ (2,565)	$ (2,768)